Cover	Aug. 19, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 8-K amends Rhino Bitcoin Inc.’s Current Report on Form 8-K filed August 21, 2025 to include the financial statements of Rhino Digital Inc. for the years ended December 31, 2024 and 2023. The financial statements of Rhino Digital Inc. for the six months ended June 30, 2025 and pro forma financial information will be filed by amendment.
Document Period End Date	Aug. 19, 2025
Entity File Number	333-233778
Entity Registrant Name	Rhino Bitcoin Inc.
Entity Central Index Key	0001785493
Entity Tax Identification Number	61-1907931
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1200 Brickell Avenue #310
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	888
Local Phone Number	854-3824
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false